Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Income tax reconciliation

	2021	2020	2019
Loss before tax	(57,521)	(41,365)	(32,361)
Income tax benefit at tax rate of 29.825%	17,156	12,337	9,652
Adjustments of deferred tax assets	(15,850)	(11,196)	(9,822)
Adjustments for local tax rates	(62)	(41)	5
Non-deductible expenses	(1,434)	(803)	(72)
Other	188	(298)	233
Income taxes	(2)	(1)	(4)